Profit/(loss) from divestment of ZIM (Schedule of operations information of discontinued operations) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Profit/(loss) from divestment of ZIM		$ 581,315	$ (266,906)	$ 305,376
Z I M Member
Disclosure of associates [line items]
Loss on dilution		(8)	(860)	(3,475)
Gain on sale of ZIM shares	$ 475,000	474,581	0	204,634
Impairment of ZIM investment		0	0	(928,809)
Dividend income		5,714	0	0
Share in profit/(losses) of ZIM		101,028	(266,046)	1,033,026
Profit/(loss) from divestment of ZIM		$ 581,315	$ (266,906)	$ 305,376